TANGIBLE ASSETS - Sensitivity Analysis - Impairment (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Serra Grande | 6.9% increase/decrease in gold price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	$ 39
Effect of decrease in assumption in statement of financial position	(39)
Serra Grande | 100bps increase/decrease in discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	(1)
Effect of decrease in assumption in statement of financial position	1
Cuiabá | 6.9% increase/decrease in gold price
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	158
Effect of decrease in assumption in statement of financial position	(189)
Cuiabá | 100bps increase/decrease in discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of increase in assumption in statement of financial position	(36)
Effect of decrease in assumption in statement of financial position	$ 41